Significant Accounting Policies (Tables)	12 Months Ended
May 31, 2014
Accounting Policies [Abstract]
Changes in Allowance for Doubtful Accounts	Changes in the allowance for doubtful accounts were as follows:

	As of May 31,
	2013	2014
	US$	US$
Beginning balance	48	182
Charge during the year	192	254
Written-off	(58)	(171)

Ending balance	182	265

Estimated Useful Lives of Assets

Depreciation and amortization is calculated on a straight line basis over the following estimated economic lives:

Buildings	20-50 years
Transportation equipment	10 years
Furniture and education equipment	5 years
Computer equipment and software	3 years
Leasehold improvements	Shorter of the lease term or estimated economic life

Estimated Economic Lives of Intangible Assets	The weighted average amortization periods by major intangible assets class are as follows:

Trademark	10 years
License	20 years
Student base	1.75 year

Schedule of Available-for-Sale Securities Included in Long Term Investment Measured and Recorded at Fair Value on Recurring Basis

As of May 31, 2013 and 2014, respectively, the available-for sale securities included in the long-term investment is measured and recorded at fair value on a recurring basis in periods subsequent to their initial recognition was as follows:

	May 31, 2013
	Quoted Prices in	Significant Other	Significant
	Active Market for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	Level 1	Level 2	Level 3	Total
	US$	US$	US$	US$
Assets:
Long term investments - available for sale securities
Alo7.com Ltd. (Note 13)		1,000		1,000

Total		1,000		1,000

	May 31, 2014
	Quoted Prices in	Significant Other	Significant
	Active Market for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	Level 1	Level 2	Level 3	Total
	US$	US$	US$	US$
Assets:
Long term investments - available for sale securities
Alo7.com Ltd. (Note 13)		4,207		4,207
Tarena (Note 13)	13,455			13,455

Total	13,455	4,207		17,662